Summary of Significant Accounting Policies - Schedule of Aggregate Amounts of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,996,733	$ 2,055,044	$ 2,183,207
Restricted cash	11,644	86,632	86,045
Cash, cash equivalents and restricted cash	$ 2,008,377	$ 2,141,676	$ 2,269,252